united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 4/30

Date of reporting period: 10/31/21

Item 1. Reports to Stockholders.

TOEWS TACTICAL INCOME FUND
TOEWS HEDGED OCEANA FUND
TOEWS HEDGED U.S. FUND
TOEWS HEDGED U.S. OPPORTUNITY FUND
TOEWS UNCONSTRAINED INCOME FUND
TOEWS TACTICAL DEFENSIVE ALPHA FUND

Semi-Annual Report
October 31, 2021

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Toews Tactical Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2021

Annualized Total Returns as of October 31, 2021

				Annualized
					Since
	Six Months	1 Year	5 Year	10 Year	Inception*
Toews Tactical Income Fund	0.20%	3.82%	3.23%	4.48%	5.04%
BofA Merrill Lynch High Yield Cash Pay Index	2.42%	10.59%	6.23%	6.63%	7.19%

*	Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.61% of average net assets, per the Fund’s prospectus dated August 28, 2021. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2021

	Percent of
	Net Assets
Open End Funds	0.0	% *
Short-Term Investments	100.0%
Liabilities in Excess of other Assets	(0.0	%) *
	100.0%

*	Amount represents less than 0.05% of net assets.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Hedged Oceana Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2021

Annualized Total Returns as of October 31, 2021

				Annualized
	Six Months	1 Year	5 Year	10 Year	Since Inception*
Toews Hedged Oceana Fund	(1.36)%	10.18%	5.47%	1.70%	0.77%
MSCI EAFE Index	4.14%	34.18%	9.97%	7.37%	7.83%

*	Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.39% of average net assets, per the Fund’s prospectus dated August 28, 2021. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2021

Percent of
Net Assets
Exchange Traded Funds	79.8%
Short-Term Investments	13.8%
Future Options Purchased	0.2%
Other Assets in Excess of Liabilities (1)	6.2%
100.0%

(1)	Includes net unrealized appreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Hedged U.S. Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2021

Annualized Total Returns as of October 31, 2021

				Annualized
	Six Months	1 Year	5 Year	10 Year	Since Inception*
Toews Hedged U.S. Fund	2.00%	15.26%	13.05%	8.53%	7.66%
S&P 500 Total Return Index	10.91%	42.91%	18.93%	16.21%	16.00%

*	Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.36% of average net assets, per the Fund’s prospectus dated August 28, 2021. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2021

Percent of
Net Assets
Exchange Traded Funds	76.0%
Short-Term Investments	16.2%
Future Options Purchased	0.2%
Other Assets in Excess of Liabilities (1)	7.6%
100.0%

(1)	Includes net unrealized appreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Hedged U.S. Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2021

Annualized Total Returns as of October 31, 2021

				Annualized
	Six Months	1 Year	5 Year	10 Year	Since Inception*
Toews Tactical Opportunity Fund	-6.52%	23.29%	9.26%	5.72%	5.30%
Morningstar U.S. Small Cap Total Return Index	0.97%	47.51%	14.22%	13.10%	13.32%

*	Commencement of operations is June 4, 2010.

The Morningstar U.S. Small Cap Total Return Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the United States. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.31% of average net assets, per the Fund’s prospectus dated August 28, 2021. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2021

Percent of
Net Assets
Exchange Traded Funds	79.2%
Short-Term Investments	12.7%
Future Options Purchased	0.2%
Other Assets in Excess of Liabilities (1)	7.9%
100.0%

(1)	Includes net unrealized appreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Unconstrained Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2021

Annualized Total Returns as of October 31, 2021

			Annualized
				Since
	Six months	1 Year	5 Year	Inception*
Toews Unconstrained Income Fund	0.53%	2.25%	1.80%	2.42%
Bloomberg Barclays Aggregate U.S. Bond Index	1.06%	(0.48)%	3.10%	3.42%

*	Commencement of operations is August 28, 2013.

The Bloomberg Barclays Aggregate U.S. Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.60% of average net assets, per the Fund’s prospectus dated August 28, 2021. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited) October 31, 2021

	Percent of
	Net Assets
Exchange Traded Funds	49.9%
Open End Funds	0.0	% *
Short-Term Investments	50.5%
Liabilities in Excess of Other Assets	(0.4)%
	100.0%

*	Amount represents less than 0.05% of net assets.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Defensive Alpha Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2021

Annualized Total Returns as of October 31, 2021

			Annualized
				Since
	6 Months	1 Year	5 Year	Inception*
Toews Tactical Defensive Alpha Fund	1.11%	30.34%	11.84%	12.06%
S&P 500 Total Return Index	10.91%	42.91%	18.93%	18.22%

*	Commencement of operations is January 7, 2016.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the period shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.28% of average net assets of average net assets, per the Fund’s prospectus dated August 28, 2021. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited) October 31, 2021

Percent of
Net Assets
Exchange Traded Funds	76.9%
Short-Term Investments	16.0%
Future Options Purchased	0.2%
Other Assets in Excess of Liabilities (1)	6.9%
100.0%

(1)	Includes net unrealized appreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 0.0%(a)
	FIXED INCOME - 0.0%(a)
1	American High-Income Trust, Class F-3	$7
1	BlackRock High Yield Bond Portfolio, Institutional Class	6
0	BNY Mellon High Yield Fund, Class I	3
0	Columbia High Yield Bond Fund	2
1	Fidelity High Income Fund, Class I	8
1	Invesco High Yield Fund	3
1	JPMorgan High Yield Fund, Class I	7
0	Lord Abbett High Yield Fund, Class I	3
0	PGIM High Yield Fund	1
1	PIMCO High Yield Fund, Institutional Class	10
2	Principal Funds Inc -High Income Fund, Institutional Class	12
0	SEI Institutional Managed Trust -High Yield Bond	3
1	T Rowe Price Institutional High Yield Fund	6
1	TIAA-CREF Core Bond Fund	8
0	TIAA-CREF High Yield Fund, Institutional Class	2
		81

	TOTAL OPEN END FUNDS (Cost $22)	81

	SHORT-TERM INVESTMENTS — 100.0%
	MONEY MARKET FUNDS - 100.0%
672,502,440	FIFTH THIRD BANK SAFE TRUST””, 0.02% (Cost $672,502,440)(b)	672,502,440

	TOTAL INVESTMENTS - 100.0% (Cost $672,502,462)	$672,502,521
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(129,409)
	NET ASSETS - 100.0%	$672,373,112

(a)	Percentage rounds to less than 0.1%.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2021.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 79.8%
	FIXED INCOME - 79.8%
571,000	Vanguard Short-Term Bond ETF					$46,502,240

	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,792,175)					46,502,240

	SHORT-TERM INVESTMENTS — 13.8%
	MONEY MARKET FUNDS -13.8%
8,044,584	FIFTH THIRD BANK SAFE TRUST””, 0.02% (Cost $8,044,584)(a)					8,044,584

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED -0.2%
259	S&P500 EMINI OPTN Dec21P ESZ1P 3850 Index	EDF	12/17/2021	$3,850	$49,857,500	$119,788
	TOTAL PUT OPTIONS PURCHASED (Cost -$162,988)

	TOTAL INVESTMENTS -93.8% (Cost $54,999,747)					$54,666,612
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.2%					3,626,742
	NET ASSETS -100.0%					$58,293,354

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation
502	ICE US mini MSCI EAFE Index Futures	12/17/2021	$58,723,960	$141,716
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

EDF	- ED&F Man Capital Markets, Inc.

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 76.0%
	FIXED INCOME - 76.0%
1,481,000	Vanguard Short-Term Bond ETF					$120,612,640

	TOTAL EXCHANGE-TRADED FUNDS (Cost$121,364,421)					120,612,640

	SHORT-TERM INVESTMENTS — 16.2%
	MONEY MARKET FUNDS -16.2%
25,660,333	FIFTH THIRD BANK SAFE TRUST””, 0.02% (Cost $25,660,333)(a)					25,660,333

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
694	S&P500 EMINI OPTN Dec21P ESZ1P 3850 Index	EDF	12/17/2021	$3,850	$133,595,000	$320,975
	TOTAL PUT OPTIONS PURCHASED (Cost -$436,675)

	TOTAL INVESTMENTS - 92.4% (Cost $147,461,429)					$146,593,948
	OTHER ASSETS IN EXCESS OF LIABILITIES-7.6%					12,084,052
	NET ASSETS - 100.0%					$158,678,000

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation
151	CME E-Mini NASDAQ 100 Index Future	12/17/2021	$47,832,270	$1,324,138
486	CME E-Mini Standard & Poor’s 500 Index Future	12/17/2021	111,707,100	1,494,814
	TOTAL FUTURES CONTRACTS			$2,818,952

ETF	- Exchange-Traded Fund

EDF	- ED&F Man Capital Markets, Inc.

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 79.2%
	FIXED INCOME - 79.2%
913,000	Vanguard Short-Term Bond ETF	$74,354,720

	TOTAL EXCHANGE-TRADED FUNDS (Cost $74,818,090)	74,354,720

	SHORT-TERM INVESTMENTS — 12.7%
	MONEY MARKET FUNDS -12.7%
11,874,106	FIFTH THIRD BANK SAFE TRUST””, 0.02% (Cost $11,874,106)(a)	11,874,106

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
825	Emin Russ 2000 Op Dec21P RTYZ1P 1880 Index	EDF	12/17/2021	$1,880	$77,550,000	$231,000
	TOTAL PUT OPTIONS PURCHASED (Cost -$282,608)

	TOTAL INVESTMENTS -92.1% (Cost $86,974,804)					$86,459,826
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.9%					7,369,311
	NET ASSETS - 100.0%					$93,829,137

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation
411	CME E-mini Russell 2000 Index Futures	12/17/2021	$47,168,415	$106,339
169	CME E-Mini Standard & Poor’s MidCap 400 Index	12/17/2021	47,140,860	48,425
	TOTAL FUTURES CONTRACTS			$154,764

ETF	- Exchange-Traded Fund

EDF	- ED&F Man Capital Markets, Inc.

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.9%
	FIXED INCOME - 49.9%
135,700	iShares TIPS Bond ETF	$17,460,519
271,000	Schwab US TIPS ETF	17,067,580
		34,528,099

	TOTAL EXCHANGE-TRADED FUNDS (Cost$34,603,656)	34,528,099

	OPEN END FUNDS — 0.0%(a)
	FIXED INCOME - 0.0%(a)
1	American Century High Income Fund	7
1	American High-Income Trust, Class F-3	6
0	BlackRock High Yield Bond Portfolio, Institutional Class	4
0	Columbia High Yield Bond Fund	1
1	JPMorgan High Yield Fund, Class I	4
1	Lord Abbett High Yield Fund, Class I	7
1	Nuveen Credit Income Fund, Class I	5
0	Nuveen High Yield Income Fund	1
3	PIMCO High Yield Fund, Institutional Class	26
1	Principal Funds Inc -High Income Fund, Institutional Class	7
0	TIAA-CREF Core Bond Fund	2
1	TIAA-CREF High Yield Fund, Institutional Class	6
		76

	TOTAL OPEN END FUNDS (Cost$25)	76

	SHORT-TERM INVESTMENTS — 50.5%
	MONEY MARKET FUNDS -50.5%
34,986,608	FIFTH THIRD BANK SAFE TRUST””, 0.02% (Cost $34,986,608)(b)	34,986,608

	TOTAL INVESTMENTS -100.4% (Cost $69,590,289)	$69,514,783
	LIABILITIES IN EXCESS OF OTHER ASSETS -(0.4)%	(302,290)
	NET ASSETS - 100.0%	$69,212,493

ETF	- Exchange-Traded Fund

(a)	Percentage rounds to less than 0.1%.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2021.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 76.9%
	FIXED INCOME - 76.9%
1,330,000	Vanguard Short-Term Bond ETF					$108,315,200

	TOTAL EXCHANGE-TRADED FUNDS (Cost $108,333,280)					108,315,200

	SHORT-TERM INVESTMENTS — 16.0%
	MONEY MARKET FUNDS -16.0%
22,456,918	FIFTH THIRD BANK SAFE TRUST””, 0.02% (Cost $22,456,918)(a)					22,456,918

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED -0.2%
609	Emin Russ 2000 Op Dec21P RTYZ1P 1880 Index	EDF	12/17/2021	$1,880	$57,246,000	$170,521
307	S&P500 EMINI OPTN Dec21P ESZ1P 3850 Index	EDF	12/17/2021	3,850	59,097,500	141,987
	TOTAL PUT OPTIONS PURCHASED (Cost -$401,729)					312,508

	TOTAL INVESTMENTS -93.1% (Cost $131,192, 113)					$131,084,626
	OTHER ASSETS IN EXCESS OF LIABILITIES-6.9%					9,695,771
	NET ASSETS -100.0%					$140,780,397

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation
27	CME E-Mini NASDAQ 100 Index Future	12/17/2021	$8,552,790	$236,950
304	CME E-mini Russell 2000 Index Futures	12/17/2021	34,888,560	79,086
86	CME E-Mini Standard & Poor’s 500 Index Future	12/17/2021	19,767,100	264,561
125	CME E-Mini Standard & Poor’s MidCap 400 Index	12/17/2021	34,867,500	36,531
357	ICE US mini MSCI EAFE Index Futures	12/17/2021	41,761,860	99,673
	TOTAL FUTURES CONTRACTS			$716,801

ETF	- Exchange-Traded Fund

EDF	-ED&F Man Capital Markets, Inc.

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

Toews Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2021

	Toews Tactical	Toews Hedged	Toews Hedged
	Income	Oceana	U.S.
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$672,502,462	$54,999,747	$147,461,429
Investments, at fair value	$672,502,521	$54,666,612	$146,593,948
Cash and cash equivalents	—	—	—
Cash deposit with broker - futures margin balance	139,050	3,623,860	9,372,509
Unrealized appreciation from futures contracts	—	141,716	2,818,952
Receivable for Fund shares sold	561,416	12,752	145,072
Dividends and interest receivable	444,313	138	3,240
Prepaid expenses and other assets	29,883	14,413	14,520
Total Assets	673,677,183	58,459,491	158,948,241

LIABILITIES:
Payable for Fund shares redeemed	553,254	99,337	84,120
Accrued advisory fees	585,090	44,690	133,554
Payable to related parties	92,446	5,112	23,471
Audit and tax fees	9,844	8,831	5,759
Due to broker	—	2,940	—
Accrued expenses and other liabilities	63,437	5,227	23,337
Total Liabilities	1,304,071	166,137	270,241

Net Assets	$672,373,112	$58,293,354	$158,678,000

NET ASSETS CONSIST OF:
Paid in capital	$673,368,643	$57,712,280	$141,609,434
Accumulated earnings (losses)	(995,531)	581,074	17,068,566
Net Assets	$672,373,112	$58,293,354	$158,678,000

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	61,407,468	5,759,215	10,369,413
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.95	$10.12	$15.30

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited) (Continued)
October 31, 2021

	Toews Hedged	Toews	Toews Tactical
	U.S. Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$86,974,804	$69,590,289	$131,192,113
Investments, at fair value	$86,459,826	$69,514,783	$131,084,626
Cash and cash equivalents	—	—	—
Cash deposit with broker - futures margin balance	7,274,184	—	9,124,580
Receivable for Fund shares sold	140,000	13,776	11,183
Dividends and interest receivable	224	21,558	99,230
Unrealized appreciation from futures contracts	154,764	—	716,801
Prepaid expenses and other assets	17,257	16,951	16,520
Total Assets	94,046,255	69,567,068	141,052,940

LIABILITIES:
Accrued advisory fees	74,961	54,767	117,335
Payable for Fund shares redeemed	121,440	73,625	116,716
Payable to related parties	7,231	8,754	15,144
Audit and tax fees	8,831	9,846	8,832
Due to broker	—	—	2,205
Accrued expenses and other liabilities	4,655	14,007	12,311
Total Liabilities	217,118	354,575	272,543

Net Assets	$93,829,137	$69,212,493	$140,780,397

NET ASSETS CONSIST OF:
Paid in capital	$87,124,051	$72,404,108	$111,156,877
Accumulated earnings (losses)	6,705,086	(3,191,615)	29,623,520
Net Assets	$93,829,137	$69,212,493	$140,780,397

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,892,586	6,953,044	9,678,616
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$13.61	$9.95	$14.55

See accompanying notes to financial statements.

Toews Funds
Statements of Operations
For the Six Months Ended October 31, 2021

	Toews Tactical	Toews Hedged	Toews Hedged
	Income	Oceana	U.S.
	Fund	Fund	Fund
Investment Income:
Interest income	$9,493	$469	$1,344
Dividend income	13,896,746	386,142	959,075
Securities lending income	1,009,243	—	—
Total Investment Income	14,915,482	386,611	960,419

Operating Expenses:
Investment advisory fees	3,493,779	301,480	773,706
Third party administrative servicing fees	273,061	23,390	68,525
Administration fees	198,111	23,267	47,559
Fund accounting fees	73,252	6,207	15,299
Registration fees	40,537	15,077	16,936
Transfer agent fees	27,959	1,999	4,774
Legal fees	18,968	5,354	5,828
Printing expenses	16,993	864	21,618
Compliance officer fees	12,773	3,950	5,924
Audit and tax fees	9,506	9,258	5,614
Trustees’ fees	6,859	6,591	7,775
Insurance expenses	5,676	683	1,374
Interest expenses	—	3,303	3,756
Miscellaneous expenses	1,461	2,541	1,439
Total Operating Expenses	4,178,935	403,964	980,127

Less: Expenses waived by Adviser	—	(23,755)	(8,916)
Net Operating Expenses	4,178,935	380,209	971,211

Net Investment Income (loss)	10,736,547	6,402	(10,792)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options, and Futures Contracts:
Net realized gain (loss) on:
Investments	(7,091,116)	(97,230)	(323,485)
Purchased options contracts	—	(558,332)	(1,383,578)
Futures contracts	71,419	1,015,614	5,021,786
Net change in unrealized appreciation (depreciation) on:
Investments	(2,122,261)	(265,692)	(688,111)
Purchased options contracts	—	43,425	69,895
Futures contracts	(2,140)	(1,016,777)	461,483
Net Realized and Unrealized Gain (Loss) on Investments, Purchased Options and Futures Contracts	(9,144,098)	(878,992)	3,157,990

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,592,449	$(872,590)	$3,147,198

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended October 31, 2021

	Toews Hedged	Toews	Toews Tactical
	U.S. Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund
Investment Income:
Interest income	$817	$463	$965
Dividend income	618,959	1,318,173	986,825
Securities lending income	—	49,341	—
Total Investment Income	619,776	1,367,977	987,790

Operating Expenses:
Investment advisory fees	483,526	339,846	698,184
Third party administrative servicing fees	42,269	26,457	46,601
Administration fees	34,720	25,076	42,729
Registration fees	17,214	13,500	15,929
Fund accounting fees	10,759	6,356	14,041
Audit and tax fees	9,258	9,510	8,745
Trustees’ fees	6,599	6,599	6,621
Legal fees	5,775	5,899	6,511
Compliance officer fees	4,410	4,122	4,956
Transfer agent fees	3,736	3,002	6,246
Interest expenses	3,702	—	3,693
Printing expenses	3,201	7,078	1,189
Insurance expenses	1,345	1,312	1,460
Miscellaneous expenses	2,233	1,001	1,309
Total Operating Expenses	628,747	449,758	858,214

Less: Expenses recapture or (waived) by Adviser	(20,774)	(24,828)	16,159
Net Operating Expenses	607,973	424,930	874,373

Net Investment Income	11,803	943,047	113,417

Realized and Unrealized Gain (Loss) on Investments, Purchased Options and Futures Contracts:
Net realized gain (loss) on:
Investments	(133,681)	(365,550)	5,103,246
Purchased options contracts	(927,425)	—	(1,309,539)
Futures contracts	(3,482,229)	—	(728,647)
Net change in unrealized appreciation (depreciation) on:
Investments	(423,540)	(255,331)	38,383
Purchased options contracts	106,674	—	122,719
Futures contracts	(1,606,784)	—	(1,842,010)
Net Realized and Unrealized Gain (Loss) on Investments, Purchased Options and Futures Contracts	(6,466,985)	(620,881)	1,384,152

Net Increase (Decrease) in Net Assets Resulting From Operations	$(6,455,182)	$322,166	$1,497,569

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Tactical Income		Toews Hedged Oceana
	Fund		Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2021	April 30, 2021	October 31, 2021	April 30, 2021
Operations:	(Unaudited)		(Unaudited)
Net investment income	$10,736,547	$18,401,281	$6,402	$26,359
Net realized gain (loss) on investments, purchased options and futures contracts	(7,019,697)	34,822,134	360,052	5,494,419
Distributions of capital gains from underlying investment companies	—	—	—	21,280
Net change in unrealized appreciation (depreciation) on investments, purchased options and futures contracts	(2,124,401)	2,767,161	(1,239,044)	1,050,403
Net increase (decrease) in net assets resulting from operations	1,592,449	55,990,576	(872,590)	6,592,461

Dividends and Distributions to Shareholders:
Total distributions paid	(10,824,188)	(18,368,389)	—	(121,097)
Total Dividends and Distributions to Shareholders	(10,824,188)	(18,368,389)	—	(121,097)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	152,912,247	361,689,425	9,594,543	30,130,840
Reinvestment of dividends and distributions	10,401,907	17,613,270	—	115,487
Cost of shares redeemed	(168,171,917)	(342,168,911)	(7,317,178)	(8,517,390)
Net increase (decrease) in net assets from share transactions of beneficial interest	(4,857,763)	37,133,784	2,277,365	21,728,937

Total Increase (Decrease) in Net Assets	(14,089,502)	74,755,971	1,404,775	28,200,301

Net Assets:
Beginning of period	686,462,614	611,706,643	56,888,579	28,688,278
End of period	$672,373,112	$686,462,614	$58,293,354	$56,888,579

Share Activity:
Shares Sold	13,800,847	33,047,960	916,568	3,098,090
Shares Reinvested	939,781	1,609,349	—	11,857
Shares Redeemed	(15,199,321)	(31,198,598)	(701,148)	(873,590)
Net increase (decrease) in shares of beneficial interest outstanding	(458,693)	3,458,711	215,420	2,236,357

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged U.S.		Toews Hedged U.S. Opportunity
	Fund		Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2021	April 30, 2021	October 31, 2021	April 30, 2021
Operations:	(Unaudited)		(Unaudited)
Net investment income (loss)	$(10,792)	$163,246	$11,803	$31,007
Net realized gain (loss) on investments, purchased options and futures contracts	3,314,723	28,914,139	(4,543,335)	24,464,081
Distributions of capital gains from underlying investment companies	—	—	—	34,580
Net change in unrealized appreciation (depreciation) on investments, purchased options and futures contracts	(156,733)	(164,949)	(1,923,650)	(1,348,813)
Net increase (decrease) in net assets resulting from operations	3,147,198	28,912,436	(6,455,182)	23,180,855

Distributions to Shareholders:
Total distributions paid	—	(12,829,607)	—	(399,001)
Total Dividends and Distributions to Shareholders	—	(12,829,607)	—	(399,001)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	2,567,728	63,536,728	15,606,040	50,760,549
Net proceeds from merger (Note 10)	20,684,872	20,684,872	—	—
Reinvestment of dividends and distributions	—	12,575,949	—	378,585
Cost of shares redeemed	(16,761,936)	(60,549,197)	(13,293,643)	(17,043,745)
Net increase in net assets from share transactions of beneficial interest	6,490,664	36,248,352	2,312,397	34,095,389

Total Increase (Decrease) in Net Assets	9,637,862	52,331,181	(4,142,785)	56,877,243

Net Assets:
Beginning of period	149,040,138	96,708,957	97,971,922	41,094,679
End of period	$158,678,000	$149,040,138	$93,829,137	$97,971,922

Share Activity:
Shares Sold	172,221	4,272,315	1,117,671	4,009,467
Shares issued due to merger (Note 10)	1,361,797	1,361,797	—	—
Shares Reinvested	—	863,140	—	28,358
Shares Redeemed	(1,103,204)	(4,070,209)	(953,735)	(1,346,031)
Net increase in shares of beneficial interest outstanding	430,814	2,427,043	163,936	2,691,794

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Unconstrained		Toews Tactical Defensive
	Income Fund		Alpha Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2021	April 30, 2021	October 31, 2021	April 30, 2021
Operations:	(Unaudited)		(Unaudited)
Net investment income	$943,047	$993,209	$113,417	$177,204
Net realized gain (loss) on investments, purchased options and futures contracts	(365,550)	1,927,210	3,065,060	45,621,374
Distributions of capital gains from underlying investment companies	—	9,544	—	60,329
Net change in unrealized appreciation (depreciation) on investments, purchased options and futures contracts	(255,331)	221,701	(1,680,908)	(2,327,157)
Net increase in net assets resulting from operations	322,166	3,151,664	1,497,569	43,531,750

Dividends and Distributions to Shareholders:
Total distributions paid	(961,860)	(993,209)	—	(4,931,136)
From return of capital	—	(10,555)	—	—
Total Dividends and Distributions to Shareholders	(961,860)	(1,003,764)	—	(4,931,136)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	12,775,677	30,799,282	16,574,113	26,711,933
Reinvestment of dividends and distributions	873,641	921,646	—	4,860,096
Cost of shares redeemed	(9,496,747)	(29,967,482)	(15,080,544)	(42,144,371)
Net increase (decrease) in net assets from share transactions of beneficial interest	4,152,571	1,753,446	1,493,569	(10,572,342)

Total Increase in Net Assets	3,512,877	3,901,346	2,991,138	28,028,272

Net Assets:
Beginning of period	65,699,616	61,798,270	137,789,259	109,760,987
End of period	$69,212,493	$65,699,616	$140,780,397	$137,789,259

Share Activity:
Shares Sold	1,266,325	3,067,710	1,160,997	2,118,725
Shares Reinvested	86,696	92,252	—	373,566
Shares Redeemed	(941,827)	(2,997,814)	(1,058,377)	(3,426,265)
Net increase (decrease) in shares of beneficial interest outstanding	411,194	162,148	102,620	(933,974)

See accompanying notes to financial statements.

Toews Tactical Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the		For the Year	For the Year	For the Year		For the Year	For the Year
	Six Months Ended		ended	ended	ended		ended	ended
	October 31, 2021		April 30, 2021	April, 30, 2020	April, 30, 2019		April 30, 2018	April 30, 2017
	(Unaudited)
Net asset value, beginning of period/year	$11.10		$10.47	$10.96	$10.68		$11.33	$11.01
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.17		0.29	0.33	0.30		0.34	0.41
Net realized and unrealized gain (loss) on investments	(0.15)		0.63	(0.48)	0.28		(0.29)	0.44
Total from investment operations	0.02		0.92	(0.15)	0.58		0.05	0.85
LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.29)	(0.34)	(0.30)		(0.33)	(0.49)
From net realized gains on investments	—		—	—	(0.00	) (e)	(0.37)	(0.04)
Total distributions	(0.17)		(0.29)	(0.34)	(0.30)		(0.70)	(0.53)
Net asset value, end of period/year	$10.95		$11.10	$10.47	$10.96		$10.68	$11.33
Total return (b)	0.20	% (g)	8.90%	(1.41)%	5.54%		0.38%	7.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$672,373		$686,463	$611,707	$529,375		$589,485	$540,726
Ratios to average net assets
Expenses, net of reimbursement/recapture (c)	1.19	% (f)	1.18%	1.19%	1.20%		1.19%	1.25%
Expenses, before reimbursement/recapture (c)	1.19	% (f)	1.18%	1.19%	1.20%		1.19%	1.20%
Net investment income, net of reimbursement/recapture (c,d)	3.06	% (f)	2.65%	3.03%	2.86%		3.06%	3.64%
Portfolio turnover rate	283	% (g)	797%	1323%	623%		541%	355%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged Oceana Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the		For the Year		For the Year	For the Year	For the Year	For the Year
	Six Months Ended		ended		ended	ended	ended	ended
	October 31, 2021		April 30, 2021		April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017
	(Unaudited)
Net asset value, beginning of period/year	$10.26		$8.67		$9.00	$9.25	$8.64	$8.59
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	—		0.01		0.09	0.09	0.04	(0.07)
Net realized and unrealized gain (loss) on investments	(0.14)		1.61		(0.31)	(0.25)	0.57	0.12
Total from investment operations	(0.14)		1.62		(0.22)	(0.16)	0.61	0.05
LESS DISTRIBUTIONS:
From net investment income	—		(0.03)		(0.11)	(0.09)	—	—
Total distributions	—		(0.03)		(0.11)	(0.09)	—	—
Net asset value, end of period/year	$10.12		$10.26		$8.67	$9.00	$9.25	$8.64
Total return (b)	(1.36	)% (g)	18.66%		(2.51)%	(1.68)%	7.06%	0.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$58,293		$56,889		$28,688	$32,238	$51,143	$47,027
Ratios to average net assets
Expenses, net of reimbursement (c)	1.26	% (e)(f)	1.26	% (e)	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.34	% (f)	1.36%		1.46%	1.41%	1.35%	1.38%
Net investment Income (loss), net of reimbursement (c,d)	0.02	% (f)	0.06%		1.00%	1.00%	0.38%	(0.88)%
Portfolio turnover rate	298	% (g)	421%		514%	570%	761%	11%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense of 0.01%

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged U.S. Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months Ended		ended	ended	ended	ended	ended
	October 31, 2021		April 30, 2021	April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017
	(Unaudited)
Net asset value, beginning of period/year	$15.00		$12.87	$11.96	$10.38	$9.96	$9.33
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	—		0.02	0.07	0.11	0.04	(0.08)
Net realized and unrealized gain on investments	0.30		3.41	0.99	1.50	0.38	0.71
Total from investment operations	0.30		3.43	1.06	1.61	0.42	0.63
LESS DISTRIBUTIONS:
From net investment income	—		(0.13)	(0.15)	(0.03)	—	—
From net realized gains on investments	—		(1.17)	—	—	—	—
Total distributions	—		(1.30)	(0.15)	(0.03)	—	—
Net asset value, end of period/year	$15.30		$15.00	$12.87	$11.96	$10.38	$9.96
Total return (b)	2.00	% (g)	26.96%	8.90%	15.53%	4.22%	6.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$158,678		$149,040	$96,709	$28,078	$41,607	$40,832
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (f)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.27	% (f)	1.32%	1.42%	1.47%	1.39%	1.32%
Net investment income (loss), net of reimbursement (c,d)	(0.01	)% (f)	0.12%	0.59%	0.98%	0.40%	(0.88)%
Portfolio turnover rate	300	% (g)	438%	446%	548%	752%	0%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged U.S. Opportunity Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months Ended		ended	ended	ended	ended	ended
	October 31, 2021		April 30, 2021	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
	(Unaudited)
Net asset value, beginning of period/year	$14.56		$10.18	$10.03	$9.37	$9.29	$9.25
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	—		0.01	0.10	0.09	0.04	(0.08)
Net realized and unrealized gain on investments	(0.95)		4.44	0.18	0.59	0.04	0.12
Total from investment operations	(0.95)		4.45	0.28	0.68	0.08	0.04
LESS DISTRIBUTIONS:
From net investment income	—		(0.07)	(0.13)	(0.02)	—	—
Total distributions	—		(0.07)	(0.13)	(0.02)	—	—
Net asset value, end of period/year	$13.61		$14.56	$10.18	$10.03	$9.37	$9.29
Total return (b)	(6.52	)% (f)	43.82%	7.29%	7.29%	0.86%	(0.43)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$93,829		$97,972	$43,971	$43,971	$65,004	$61,905
Ratios to average net assets
Expenses, net of reimbursement (c)	1.26	% (e)(g)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.30	% (e)	1.28%	1.39%	1.39%	1.32%	1.28%
Net investment income (loss), net of reimbursement (c,d)	0.02	% (e)	0.05%	0.99%	0.99%	(0.38)%	(0.88)%
Portfolio turnover rate	302	% (f)	429%	565%	565%	756%	13%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

(g)	Includes interest expense of 0.01%

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the		For the Year		For the Year	For the Year	For the Year	For the Year
	Six Months Ended		ended		ended	ended	ended	ended
	October 31, 2021		April 30, 2021		April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017
	(Unaudited)
Net asset value, beginning of period/year	$10.04		$9.69		$9.93	$9.70	$10.45	$10.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.14		0.16		0.20	0.19	0.21	0.23
Net realized and unrealized gain (loss) on investments	(0.09)		0.35		(0.23)	0.24	(0.51)	0.39
Total from investment operations	0.05		0.51		(0.03)	0.43	(0.30)	0.62
LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.16)		(0.21)	(0.20)	(0.21)	(0.26)
From net realized gains on investments	—		(0.00	) (e)	—	—	(0.24)	(0.01)
Total distributions	(0.14)		(0.16)		(0.21)	(0.20)	(0.45)	(0.27)
Net asset value, end of period/year	$9.95		$10.04		$9.69	$9.93	$9.70	$10.45
Total return (b)	0.53	% (f)	5.27%		(0.30)%	4.48%	(3.03)%	5.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$69,212		$65,700		$61,798	$61,349	$100,405	$109,076
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25%		1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.32	% (e)	1.33%		1.33%	1.30%	1.30%	1.27%
Net investment income, net of reimbursement (c,d)	2.77	% (e)	1.56%		2.00%	2.02%	2.05%	2.25%
Portfolio turnover rate	296	% (f)	566%		920%	666%	650%	496%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months Ended		ended	ended	ended	ended	ended
	October 31, 2021		April 30, 2021	April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017
	(Unaudited)
Net asset value, beginning of period/year	$14.39		$10.44	$11.63	$10.99	$11.66	$11.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.01		0.03	0.16	0.10	0.06	(0.07)
Net realized and unrealized gain (loss) on investments	0.15		4.45	(0.48)	0.67	0.81	1.09
Total from investment operations	0.16		4.48	(0.32)	0.77	0.87	1.02
LESS DISTRIBUTIONS:
From net investment income	—		(0.07)	(0.24)	(0.04)	(0.02)	—
From net realized gains on investments	—		(0.46)	(0.63)	(0.09)	(1.52)	(0.36)
Total distributions	—		(0.53)	(0.87)	(0.13)	(1.54)	(0.36)
Net asset value, end of period/year	$14.55		$14.39	$10.44	$11.63	$10.99	$11.66
Total return (b)	1.11	% (f)	43.48%	(3.51)%	7.32%	7.17%	9.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$140,780		$137,789	$109,761	$115,836	$122,416	$98,716
Ratios to average net assets
Expenses, net of reimbursement/recapture (c)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement/recapture (c)	1.23	% (e)	1.23%	1.26%	1.26%	1.28%	1.27%
Net investment Income (loss), net of reimbursement/recapture (c,d)	0.16	% (e)	0.15%	1.42%	0.93%	0.49%	(0.61)%
Portfolio turnover rate	579	% (f)	943%	1080%	854%	933%	1741%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Funds

Notes to Financial Statements (Unaudited)

October 31, 2021

NOTE 1. ORGANIZATION

The Toews Tactical Income Fund (the “Tactical Income Fund”), Toews Hedged Oceana Fund (formerly Toews Tactical Oceana Fund ) (the “Oceana Fund”), Toews Hedged U.S. Fund (formerly Toews Tactical Monument Fund) (the “U.S. Fund”), Toews Hedged U.S. Opportunity Fund (formerly Toews Tactical Opportunity Fund) (the “Opportunity Fund”), Toews Unconstrained Income Fund (the “Unconstrained Income Fund”) and Toews Tactical Defensive Alpha Fund (the “Defensive Alpha Fund”) (each a “Fund,” collectively the “Funds”), are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Defensive Alpha Fund is a non -diversified fund. The Income Fund, Oceana Fund, U.S. Fund, Opportunity Fund and Unconstrained Income Fund are each a diversified fund.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Tactical Income Fund	High Level of Current Income
Oceana Fund	Long Term Growth of Capital
U.S. Fund	Long Term Growth of Capital
Opportunity Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital
Defensive Alpha Fund	Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional- sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2021

engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2021

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectuses for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2021 for the Funds’ assets and liabilities measured at fair value:

Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Open End Funds	$81	$—	$—	$81
Short-Term Investment	672,502,440	—	—	672,502,440
Total	$672,502,521	$—	$—	$672,502,521

Oceana Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$46,502,240	$—	$—	$46,502,240
Short-Term Investment	8,044,584			8,044,584
Purchased Options Contracts	—	119,788	—	119,788
Total	$54,546,824	$119,788	$—	$54,666,612

Futures Contracts**	$141,716	$—	$—	$141,716
Total	$141,716	$—	$—	$141,716

U.S. Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$120,612,640	$—	$—	$120,612,640
Short-Term Investment	25,660,333	—	—	25,660,333
Purchased Options Contracts	—	320,975	—	320,975
Total	$146,272,973	$320,975	$—	$146,593,948

Futures Contracts**	$2,818,952	$—	$—	$2,818,952
Total	$2,818,952	$—	$—	$2,818,952

Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$74,354,720	$—	$—	$74,354,720
Short-Term Investment	11,874,106	—	—	$11,874,106
Purchased Options Contracts	—	231,000	—	231,000
Total	$86,228,826	$231,000	$—	$86,459,826

Futures Contracts**	$154,764			$154,764
Total	$154,764	—	—	$154,764

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2021

Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$34,528,099	$—	$—	$34,528,099
Open End Funds	76	—		76
Short-Term Investment	34,986,608	—	—	34,986,608
Total	$69,514,783	$—	$—	$69,514,783

Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$108,315,200	$—	$—	$108,315,200
Short-Term Investment	22,456,918			22,456,918
Purchased Options Contracts	—	312,508		312,508
Total	$130,772,118	$312,508	$—	$131,084,626

Futures Contracts**	$716,801	$—	$—	$716,801
Total	$716,801	$—	$—	$716,801

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

**	Represents cumulative unrealized appreciation at October 31, 2021.

Exchange Traded Funds (“ETFs”) - The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk - ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Securities Lending Risk - The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 8).

Market Risk - Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2021

could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a segregated account, a specified amount of cash or U.S. government securities which are classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked -to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of October 31, 2021 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity.

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2021

For the six months ended October 31, 2021, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures and purchased options contracts subject to equity price risk (interest rate risk for Tactical Income Fund) amounted to the following:

		Statements of
	Statements of Assets	Operations
	and Liabilities	Change in Unrealized	Statements of
	Unrealized Appreciation	Appreciation	Operations Realized
	(Depreciation)	(Depreciation) on	Gain (Loss) on
Fund	from Futures Contracts*	Futures Contracts	Futures Contracts
Tactical Income Fund	$—	$(2,140)	$71,419
Oceana Fund	141,716	(1,016,777)	1,015,614
U.S. Fund	2,818,952	461,483	5,021,786
Opportunity Fund	154,764	(1,606,784)	(3,482,229)
Defensive Alpha Fund	716,801	(1,842,010)	(728,647)

		Statements of
		Operations
		Change in Unrealized	Statements of
		Appreciation	Operations Realized
	Statements of Assets	(Depreciation) on	Gain (Loss) on
	and Liabilities	Purchased Options	Purchased Options
Fund	Options at Value	Contracts	Contracts
Oceana Fund	$119,788	$43,425	$(558,332)
U.S. Fund	320,975	69,895	(1,383,578)
Opportunity Fund	231,000	106,674	(927,425)
Defensive Alpha Fund	312,508	122,718	(1,309,539)

*	Cumulative unrealized gain (loss) on futures contracts.

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at October 31, 2021.

Oceana Fund

				Gross Amounts Not Offset in the Statement
				of Assets & Liabilities
Assets:
		Gross Amounts
		Offset in the	Net Amounts
		Statement of	Presented in the	Financial
	Gross Amounts of	Assets &	Statement of Assets &	Instruments	Collateral
Description	Recognized Assets	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Futures contracts	$141,716	$—	$141,716	$—	$3,623,860	$3,765,576
Total	$141,716	$—	$141,716	$—	$3,623,860	$3,765,576

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2021

U.S. Fund

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement	Financial
	of Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Assets	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Futures contracts	$2,818,952	$—	$2,818,952	$—	$9,372,509	$12,191,461
Total	$2,818,952	$—	$2,818,952	$—	$9,372,509	$12,191,461

Opportunity Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement	Financial
	of Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Assets	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Futures contracts	$154,764	$—	$154,764	$—	$7,274,184	$7,428,948
Total	$154,764	$—	$154,764	$—	$7,274,184	$7,428,948

Defensive Alpha Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement	Financial
	of Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Assets	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Futures contracts	$716,801	$—	$716,801	$—	$9,124,580	$9,841,381
Total	$716,801	$—	$716,801	$—	$9,124,580	$9,841,381

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2021

when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2018 to April 30, 2020, or expected to be taken in the Funds’ April 30, 2021 year-end tax returns. The Funds identify their major tax jurisdictions as United States Federal and Ohio. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – Each of the Funds, except the Income Fund, will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The Income Fund pays dividends from net investment income, if any, monthly, and pays distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement with Toews Corporation (the “Adviser”) with respect to the Funds. The Adviser has overall supervisory responsibility for the general management and investment of the Funds and their securities portfolios. The Adviser receives a monthly fee payable by the Funds calculated at an annual rate of 1.00% of the average daily net assets of each Fund.

The Adviser has contractually agreed to waive its management fees and/or make payments to limit each Funds’ expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) at least until August 31, 2021, so that the total annual operating expenses of the Funds do not exceed 1.25% of the Funds’ average net assets. For the six months ended October 31, 2021 the Adviser earned and waived and/or reimbursed the following fees pursuant to its contractual agreement:

Fund	Fees Earned	Fees Recaptured/(Waived)
Tactical Income Fund	$3,493,779	$—
Oceana Fund	301,480	(23,755)
U.S. Fund	773,706	(8,916)
Opportunity Fund	483,526	(20,774)
Unconstrained Income Fund	339,846	(24,828)
Defensive Alpha Fund	698,184	16,159

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2021

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2022	April 30, 2023	April 30, 2024	Total
Oceana Fund	$60,510	$63,590	$43,918	$168,018
U.S. Fund	69,063	59,975	93,903	222,941
Opportunity Fund	68,407	59,755	14,963	143,125
Unconstrained Income Fund	38,366	53,268	48,742	140,376
Defensive Alpha Fund	13,157	6,495	—	19,652

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). For the six months ended October 31, 2021, the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the six months ended

October 31, 2021 amounted to the following:

Fund	Purchases	Sales
Tactical Income Fund	$1,660,594,389	$2,318,529,432
Oceana Fund	143,095,795	141,043,617
U.S. Fund	366,506,160	362,567,523
Opportunity Fund	228,784,687	228,704,799
Unconstrained Income Fund	184,152,079	214,649,068
Defensive Alpha Fund	619,537,482	624,019,512

NOTE 5. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

Fund	Investment	Percentage of Net Assets
Tactical Income Fund	Fith Third Bank Safe Trust	100.0%
Oceana Fund	Vanguard Short-Term Bond ETF	79.8%
U.S. Fund	Vanguard Short-Term Bond ETF	76.0%
Opportunity Fund	Vanguard Short-Term Bond ETF	79.2%
Unconstrained Income Fund	iShares TIPS Bond ETF	25.2%
Unconstrained Income Fund	Fith Third Bank Safe Trust	50.5%
Defensive Alpha Fund	Vanguard Short-Term Bond ETF	76.9%

NOTE 6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2021, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Tactical Income Fund	$673,440,044	$59	$(937,582)	$(937,523)
Oceana Fund	56,071,615	—	(1,504,003)	(1,504,003)
U.S. Fund	149,633,303	—	(3,039,355)	(3,039,355)
Opportunity Fund	88,578,070	—	(2,118,244)	(2,118,244)
Unconstrained Income Fund	69,591,061	19,237	(95,515)	(76,278)
Defensive Alpha Fund	133,710,349	—	(2,625,724)	(2,625,724)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the periods ended April 30, 2021 and April 30, 2020 was as follows:

For the period ended April 30, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Tactical Income Fund	$18,368,389	$—	$—	$—	$18,368,389
Oceana Fund	$121,097	12,488	—	—	133,585
US Hedged	6,769,346	9,366,155	—	—	16,135,501
Opportunity Fund	399,001	—	—	—	399,001
Unconstrained Income Fund	993,209	—	10,555	—	1,003,764
Defensive Alpha Fund	654,584	6,531,841	—	—	7,186,425

For the period ended April 30, 2020:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Tactical Income Fund	$17,205,044	$—	$—	$—	$17,205,044
Oceana Fund	349,278	—	—	—	349,278
US Hedged	315,792	—	—	—	315,792
Opportunity Fund	499,016	—	—	—	499,016
Unconstrained Income Fund	1,314,051	—	18,025	—	1,332,076
Defensive Alpha Fund	5,482,751	1,410,970	2,115,308	—	9,009,029

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The Toews Tactical Oceana Fund, Toews US Hedged and Toews Tactical

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

Defensive Alpha Fund utilized equalization in the amount of $12,488, $3,305,894 and $2,255,289 respectively, which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the period ended April 30, 2021. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

As of April 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Tactical Income Fund	$7,049,330	$—	$—	$—	$—	$1,186,878	$8,236,208
Oceana Fund	740,187	737,720	—	—	—	(24,243)	1,453,664
US Hedged	5,047,213	8,937,825	—	—	—	(63,670)	13,921,368
Opportunity Fund	5,480,923	7,719,175	—	—	—	(39,830)	13,160,268
Unconstrained Income Fund	—	—	—	(2,730,974)	—	179,053	(2,551,921)
Defensive Alpha Fund	12,368,130	15,985,835	—	—	—	(228,014)	28,125,951

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open options and futures contracts.

At April 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring
		Long-
Portfolio	Short-Term	Term	Total	CLCF Utilized
Tactical Income Fund	$—	$—	$—	$8,672,575
Oceana Fund	—	—	—	5,028,192
US Hedged	—	—	—	—
Opportunity Fund	—	—	—	10,016,189
Unconstrained Income Fund	2,730,970	4	2,730,974	—
Defensive Alpha Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the tax reclassification of Funds’ distributions resulted and equalization credits resulted in reclassifications for the Funds for the year ended April 30, 2021 as follows:

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Tactical Income Fund	$—	$—
Oceana Fund	12,488	(12,488)
US Hedged	3,305,894	(3,305,894)
Opportunity Fund	—	—
Unconstrained Income Fund	—	—
Defensive Alpha Fund	4,370,597	(4,370,597)

NOTE 8. SECURITIES LENDING

The Income Fund and Unconstrained Income Fund have entered into a securities lending arrangement (the “Agreement”) with (the “Lending Agent”). Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of October 31, 2021, the Toews funds did not participate in Securities Lending.

NOTE 9. BENEFICIAL OWNERSHIP

The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of October 31, 2021, TD Ameritrade, Inc. account holding shares for the benefit of others, held approximately 66.03%, 62.17%, 53.19%, 58.59%, 61.12% and 62.32% respectively of the voting securities of the Income Fund, Oceana Fund, U.S. Fund, Opportunity Fund, Unconstrained Income Fund and Defensive Alpha Fund.

NOTE 10. NEW ACCOUNTING PRONOUNCEMENTS

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19,2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

NOTE 11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Placeholder for 15c

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended September 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Toews Funds
Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you incur ongoing costs, including management fees and other Fund expenses. Additionally, you may incur transactional costs in the form of redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on $1,000 invested on May 1, 2021 and held October 31, 2021.

Actual Expenses: The columns on the left of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The columns on the right of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
	Actual			(5% return before expenses)

							Fund’s
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Expense
	5/1/21	10/31/21	Period*	5/1/21	10/31/21	Period*	Ratio

Tactical Income Fund	$1,000.00	$1,002.00	$6.00	$1,000.00	$1,019.21	$6.06	1.19%
Oceana Fund	$1,000.00	$986.40	$6.26	$1,000.00	$1,018.90	$6.36	1.25%
U.S. Fund	$1,000.00	$1,020.00	$6.36	$1,000.00	$1,018.90	$6.36	1.25%
Opportunity Fund	$1,000.00	$1,018.90	$6.36	$1,000.00	$1,018.90	$6.36	1.25%
Unconstrained Income Fund	$1,000.00	$1,005.30	$6.32	$1,000.00	$1,018.90	$6.36	1.25%
Defensive Alpha Fund	$1,000.00	$1,011.10	$6.34	$1,000.00	$1,018.90	$6.36	1.25%

*	Expenses Paid During Period are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period ended October 31, 2021).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISER
Toews Corporation
1750 Zion Road
Suite 201
Northfield, NJ 08225

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TOEWS-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/6/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/6/22

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 1/6/22